CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 15,402	$ 44,971
Receivables (including $27,944 and $28,029 from a related party at December 31, 2014 and 2013, respectively)	212,441	228,372
Less allowance for doubtful receivables	4,542	2,346
Net receivables	207,899	226,026
Deferred income taxes	56,120	39,753
Inventories	17,032	10,347
Prepaid expenses	12,179	7,725
Other current assets	153	230
Total current assets	308,785	329,052
Property and equipment in service, net of depreciation	1,013,242	969,578
Construction in progress	99,240	87,476
Net property and equipment	1,112,482	1,057,054
Goodwill	229,560	219,041
Cable certificates	191,635	191,635
Wireless licenses	86,347	91,400
Other intangible assets, net of amortization	66,015	71,435
Deferred loan and senior notes costs, net of amortization of $8,644 and $6,545 at December 31, 2014 and 2013, respectively	10,949	12,129
Other assets	52,725	40,061
Total other assets	637,231	625,701
Total assets	2,058,498	2,011,807
Current liabilities:
Current maturities of obligations under long-term debt and capital leases	8,722	9,301
Accounts payable (including $7,447 and $11,221 to a related party at December 31, 2014 and 2013, respectively)	76,918	65,095
Accrued payroll and payroll related obligations	32,803	29,855
Deferred revenue	29,314	27,586
Accrued liabilities	14,457	14,359
Accrued interest	6,654	7,088
Subscriber deposits	1,212	1,326
Total current liabilities	170,080	154,610
Long-term debt, net	1,036,056	1,045,144
Obligations under capital leases, excluding current maturities	66,499	66,261
Obligation under capital lease due to related party, excluding current maturity	1,857	1,880
Deferred income taxes	187,872	161,476
Long-term deferred revenue	85,734	88,259
Other liabilities	43,178	36,823
Total liabilities	1,591,276	1,554,453
Commitments and contingencies
Stockholder's equity:
Paid-in capital	88,802	79,297
Retained deficit	(128,068)	(128,775)
Total GCI, Inc. stockholder's equity	167,356	157,144
Non-controlling interests	299,866	300,210
Total stockholder's equity	467,222	457,354
Total liabilities and stockholder's equity	2,058,498	2,011,807
Class A Common Stock
Stockholder's equity:
Class A common stock (no par). Authorized 10 shares; issued and outstanding 0.1 shares at December 31, 2014 and 2013	206,622	206,622
Total stockholder's equity	$ 206,622	$ 206,622